Consolidated Statements of Changes in Equity - USD ($)	Total	Total stockholders' Equity	Common stock	Additional paid-in capital	Treasury stock	Accumulated deficit	Accumulated other Comprehensive income (loss)	Non-controlling interest
Balance at Jun. 30, 2015	$ 9,896,506	$ 14,606,444	$ 16,303,327	$ 1,137,082	$ (372,527)	$ (2,552,870)	$ 91,432	$ (4,709,938)
Balance, shares at Jun. 30, 2015			7,996,032		(125,191)
Issuance of common stock, net of issuance costs	1,067,264	1,067,264	$ 1,067,264
Issuance of common stock, net of issuance costs, shares			1,000,000
Stock-based compensation to management	349,800	349,800	$ 349,800
Stock-based compensation to management, shares			660,000
Cancellation of common stock	(2,220,000)	(2,220,000)	$ (2,220,000)
Cancellation of common stock, shares			(1,200,000)
Purchase of common stock	(45,011)	(45,011)			$ (45,011)
Purchase of common stock, shares					(50,306)
Amortization of stock options	3,880	3,880		3,880
Foreign currency translation	(134,155)	(372,339)					(372,339)	238,184
Net income (loss)	(2,301,522)	(1,965,929)				(1,965,929)		(335,593)
Balance at Jun. 30, 2016	6,616,762	11,424,109	$ 15,500,391	1,140,962	$ (417,538)	(4,518,799)	(280,907)	(4,807,347)
Balance, shares at Jun. 30, 2016			8,456,032		(175,497)
Issuance of common stock, net of issuance costs	4,319,988	4,319,988	$ 4,319,988
Issuance of common stock, net of issuance costs, shares			1,500,000
Exercise of stock options	82,500	82,500	$ 82,500
Exercise of stock options, shares			75,000
Amortization of stock options	110,195	110,195		110,195
Shares issued for services	70,277	70,277	$ 632,500	(562,223)
Shares issued for services, shares			250,000
Foreign currency translation	(73,741)	(133,657)					(133,657)	59,916
Net income (loss)	3,603,544	3,624,892				3,624,892		(21,348)
Balance at Jun. 30, 2017	14,729,525	$ 19,498,304	$ 20,535,379	$ 688,934	$ (417,538)	$ (893,907)	$ (414,564)	$ (4,768,779)
Balance, shares at Jun. 30, 2017			10,281,032		(175,497)
Net income (loss)	1,107,885
Balance at Dec. 31, 2017	$ 16,296,862